Capital Structure, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 10, 2023	Dec. 31, 2024	Dec. 31, 2023
Warrants [Abstract]
Exercise price (in dollars per share)		$ 30
Shares to be issued upon exercise of remaining warrants (in shares)		296,763
Class E Warrant [Member]
Warrants [Abstract]
Tender offer price per share (in dollars per share)	$ 0.2
Number of warrants tendered (in shares)	4,038,114
Percentage of warrants tendered	47.00%
Shares issued (in shares)		180,000	0
Proceeds from exercise of warrants		$ 885
Warrants outstanding (in shares)		2,694,599
Exercise price (in dollars per share)		$ 4.39
Shares to be issued upon exercise of remaining warrants (in shares)		269,459
Class D Warrant [Member]
Warrants [Abstract]
Warrants outstanding (in shares)		4,368,750
Exercise price (in dollars per share)		$ 13.39
Shares to be issued upon exercise of remaining warrants (in shares)		27,304